Insurance	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Insurance

NOTE 22:  INSURANCE

INSURANCE REVENUE AND EXPENSES

Insurance revenue and expenses are presented on the Consolidated Statement of Income under insurance revenue and insurance claims and related expenses, respectively, net of impact of reinsurance. This includes the results of property and casualty insurance, life and health insurance, as well as reinsurance assumed and ceded in Canada and internationally.

Insurance Revenue and Insurance Claims and Related Expenses
(millions of Canadian dollars)	For the years ended October 31
	2020	2019	2018
Insurance Revenue
Earned Premiums
Gross	$4,845	$4,632	$4,398

Reinsurance ceded	643	915	915

Net earned premiums	4,202	3,717	3,483

Fee income and other revenue[1]	363	565	562

Insurance Revenue	4,565	4,282	4,045
Insurance Claims and Related Expenses
Gross	3,380	2,987	2,676

Reinsurance ceded	494	200	232
Insurance Claims and Related Expenses	$2,886	$2,787	$2,444

[1]

Ceding commissions received and paid are included within fee income and other revenue. Ceding commissions paid and netted against fee income in 2020 were $92 million (2019 – $123 million; 2018 – $130 million).

RECONCILIATION OF CHANGES IN INSURANCE LIABILITIES

Insurance-related liabilities are comprised of provision for unpaid claims (section (a) below), unearned premiums (section (b) below) and other insurance liabilities (section (c) below).

(a) Movement in Provision for Unpaid Claims

The following table presents movements in the property and casualty insurance provision for unpaid claims during the year.

Movement in Provision for Unpaid Claims
(millions of Canadian dollars)	October 31, 2020			October 31, 2019
	Gross	Reinsurance/ Other recoverable	Net	Gross	Reinsurance/ Other recoverable	Net

Balance as at beginning of year	$4,840	$141	$4,699	$4,812	$160	$4,652
Claims costs for current accident year	2,948	302	2,646	2,727	–	2,727
Prior accident years claims development (favourable) unfavourable	(354)	(5)	(349)	(410)	(2)	(408)
Increase (decrease) due to changes in assumptions:
Discount rate	123	–	123	95	1	94

Provision for adverse deviation	25	4	21	(7)	(1)	(6)

Claims and related expenses	2,742	301	2,441	2,405	(2)	2,407
Claims paid during the year for:
Current accident year	(1,346)	(179)	(1,167)	(1,239)	–	(1,239)

Prior accident years	(1,084)	(7)	(1,077)	(1,147)	(26)	(1,121)

	(2,430)	(186)	(2,244)	(2,386)	(26)	(2,360)

Increase (decrease) in reinsurance/other recoverables	(10)	(10)	–	9	9	–
Balance as at end of year	$5,142	$246	$4,896	$4,840	$141	$4,699

(b) Movement in Unearned Premiums

The following table presents movements in the property and casualty insurance unearned premiums during the year.

Movement in Provision for Unearned Premiums
(millions of Canadian dollars)	October 31, 2020			October 31, 2019
	Gross	Reinsurance	Net	Gross	Reinsurance	Net

Balance as at beginning of year	$1,869	$17	$1,852	$1,674	$19	$1,655
Written premiums	3,879	127	3,752	3,528	105	3,423

Earned premiums	(3,625)	(120)	(3,505)	(3,333)	(107)	(3,226)
Balance as at end of year	$2,123	$24	$2,099	$1,869	$17	$1,852

(c) Other Movements in Insurance Liabilities

Other insurance liabilities were $325 million as at October 31, 2020 (October 31, 2019 – $211 million). The increase of $114 million (2019 – decrease of $1 million) is mainly due to business growth, interest rate movements and changes in life and health insurance actuarial assumptions impacting actuarial liabilities.

PROPERTY AND CASUALTY CLAIMS DEVELOPMENT

The following table shows the estimates of cumulative claims incurred, including IBNR, with subsequent developments during the periods and together with cumulative payments to date. The original reserve estimates are evaluated monthly for redundancy or deficiency. The evaluation is based on actual payments in full or partial settlement of claims and current estimates of claims liabilities for claims still open or claims still unreported.

Incurred Claims by Accident Year
(millions of Canadian dollars)	Accident Year
	2011 and prior	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total
Net ultimate claims cost at end of accident year	$4,230	$1,830	$2,245	$2,465	$2,409	$2,438	$2,425	$2,631	$2,727	$2,646
Revised estimates
One year later	4,483	1,930	2,227	2,334	2,367	2,421	2,307	2,615	2,684
Two years later	4,794	1,922	2,191	2,280	2,310	2,334	2,258	2,573
Three years later	4,726	1,885	2,158	2,225	2,234	2,264	2,201
Four years later	4,758	1,860	2,097	2,147	2,162	2,200
Five years later	4,663	1,818	2,047	2,084	2,115
Six years later	4,577	1,793	2,004	2,044
Seven years later	4,556	1,761	1,982
Eight years later	4,493	1,754

Nine years later	4,466

Current estimates of cumulative claims	4,466	1,754	1,982	2,044	2,115	2,200	2,201	2,573	2,684	2,646
Cumulative payments to date	(4,337)	(1,695)	(1,911)	(1,914)	(1,878)	(1,831)	(1,688)	(1,866)	(1,716)	(1,167)
Net undiscounted provision for unpaid claims	129	59	71	130	237	369	513	707	968	1,479	$4,662
Effect of discounting											(195)

Provision for adverse deviation											429
Net provision for unpaid claims											$4,896

SENSITIVITY TO INSURANCE RISK

A variety of assumptions are made related to the future level of claims, policyholder behaviour, expenses and sales levels when products are designed and priced, as well as when actuarial liabilities are determined. Such assumptions require a significant amount of professional judgment. The insurance claims provision is sensitive to certain assumptions. It has not been possible to quantify the sensitivity of certain assumptions such as legislative changes or uncertainty in the estimation process. Actual experience may differ from the assumptions made by the Bank.

For property and casualty insurance, the main assumption underlying the claims liability estimates is that past claims development experience can be used to project future claims development and hence ultimate claims costs. As such, these methods extrapolate the development of paid and incurred losses, average costs per claim, and claim numbers based on the observed development of earlier years and expected loss ratios. Claims liabilities estimates are based on various quantitative and qualitative factors including the discount rate, the margin for adverse deviation, reinsurance, trends in claims severity and frequency, and other external drivers.

Qualitative and other unforeseen factors could negatively impact the Bank’s ability to accurately assess the risk of the insurance policies that the Bank underwrites. In addition, there may be significant lags between the occurrence of an insured event and the time it is actually reported to the Bank and additional lags between the time of reporting and final settlements of claims.

The following table outlines the sensitivity of the Bank’s property and casualty insurance claims liabilities to reasonably possible movements in the discount rate, the margin for adverse deviation, and the frequency and severity of claims, with all other assumptions held constant. Movements in the assumptions may be non-linear.

Sensitivity of Critical Assumptions – Property and Casualty Insurance Contract Liabilities
(millions of Canadian dollars)	As at
	October 31, 2020		October 31, 2019
	Impact on net income (loss) before income taxes	Impact on equity	Impact on net income (loss) before income taxes	Impact on equity
Impact of a 1% change in key assumptions
Discount rate
Increase in assumption	$130	$96	$122	$89
Decrease in assumption	(140)	(103)	(131)	(96)
Margin for adverse deviation
Increase in assumption	(47)	(35)	(45)	(33)
Decrease in assumption	47	35	45	33
Impact of a 5% change in key assumptions
Frequency of claims
Increase in assumption	$(52)	$(39)	$(52)	$(38)
Decrease in assumption	52	39	52	38
Severity of claims
Increase in assumption	(225)	(166)	(220)	(161)

Decrease in assumption	225	166	220	161

For life and health insurance, the processes used to determine critical assumptions are as follows:

•	Mortality, morbidity, and lapse assumptions are based on industry and historical company data.
•	Expense assumptions are based on an annually updated expense study that is used to determine expected expenses for future years.
•	Asset reinvestment rates are based on projected earned rates, and liabilities are calculated using the Canadian Asset Liability Method (CALM).

A sensitivity analysis for possible movements in the life and health insurance business assumptions was performed and the impact is not significant to the Bank’s Consolidated Financial Statements.

CONCENTRATION OF INSURANCE RISK

Concentration risk is the risk resulting from large exposures to similar risks that are positively correlated.

Risk associated with automobile, residential and other products may vary in relation to the geographical area of the risk insured. Exposure to concentrations of insurance risk, by type of risk, is mitigated by ceding these risks through reinsurance contracts, as well as careful selection and implementation of underwriting strategies, which is in turn largely achieved through diversification by line of business and geographical areas. For automobile insurance, legislation is in place at a provincial level and this creates differences in the benefits provided among the provinces.

As at October 31, 2020, for the property and casualty insurance business, 66.3% of net written premiums were derived from automobile policies (October 31, 2019 – 66.0%) followed by residential with 33.3% (October 31, 2019 – 33.5%). The distribution by provinces show that business is mostly concentrated in Ontario with 52.3% of net written premiums (October 31, 2019 – 53.9%). The Western provinces represented 31.7% (October 31, 2019 – 31.2%), followed by the Atlantic provinces with 9.4% (October 31, 2019 – 8.8%), and Québec at 6.6% (October 31, 2019 – 6.1%).

Concentration risk is not a major concern for the life and health insurance business as it does not have a material level of regional specific characteristics like those exhibited in the property and casualty insurance business. Reinsurance is used to limit the liability on a single claim. Concentration risk is further limited by diversification across uncorrelated risks. This limits the impact of a regional pandemic and other concentration risks. To improve understanding of exposure to this risk, a pandemic scenario is tested annually.